Summary of Significant Accounting Policies - Schedule of Average Exchange Rates (Details) - USD [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Average Exchange Rates [Line Items]
Average Exchange Rate	0.66	0.66
Exchange rates	0.62	0.68